Risk management (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Reconcilation of Change in Fair Value of Financial Instruments Outstanding

The following table reconciles the changes in the fair value of financial instruments outstanding:

	Year ended December 31
Risk management asset (liability)	2017	2016
Balance, beginning of year	$(43)	$104
Unrealized gain (loss) on financial instruments:
Commodity collars, swaps and assignments	(7)	(74)
Electricity swaps	—	4
Foreign exchange forwards	(6)	(43)
Cross currency swaps	6	(34)

Total fair value, end of year	$(50)	$(43)

	As at December 31
Total fair value consists of the following:	2017	2016
Current asset portion	$11	$8
Current liability portion	(55)	(26)
Non-current asset portion	—	—
Non-current liability portion	(6)	(25)

Total fair value	$(50)	$(43)

Schedule of Financial Instruments Outstanding

Obsidian Energy had the following financial instruments outstanding as at December 31, 2017. Fair values are determined using external counterparty information, which is compared to observable market data. The Company limits its credit risk by executing counterparty risk procedures which include transacting only with institutions within its syndicated credit facility or companies with high credit ratings and by obtaining financial security in certain circumstances.

	Notional volume	Remaining term	Pricing	Fair value (millions)
Natural gas
AECO Swaps	1,900 mcf/d	Jan/18 – Mar/18	$3.19/mcf	$—
AECO Swaps	1,900 mcf/d	Jan/18 – Jun/18	$2.91/mcf	—
AECO Swaps	1,900 mcf/d	Jan/18 – Sep/18	$2.69/mcf	1
AECO Swaps	3,800 mcf/d	Jan/18 – Mar/18	$3.33/mcf	—
AECO Swaps	3,800 mcf/d	Jan/18 – Jun/18	$2.84/mcf	1
AECO Swaps	15,200 mcf/d	Jan/18 – Dec/18	$2.67/mcf	6
Ventura	7,500 mcf/d	Jan/18 – Dec/18	US$2.79/mcf	—
Crude Oil
WTI Swaps	1,000 bbl/d	Jan/18 – Jun/18	$71.00/bbl	(1)
WTI Swaps	2,000 bbl/d	Jul/18 – Dec/18	US$50.09/bbl	(4)
WTI Swaps	6,000 bbl/d	Jan/18 – Mar/18	US$51.07/bbl	(6)
WTI Swaps	4,000 bbl/d	Apr/18 – Jun/18	US$50.95/bbl	(4)
WTI Swaps	2,000 bbl/d	Jul/18 – Sep/18	US$51.90/bbl	(2)
WTI Swaps	2,000 bbl/d	Oct/18 – Dec/18	US$50.81/bbl	(2)
WTI Swaps	4,000 bbl/d	Jan/18 – Dec/18	$71.04/bbl	(5)
WTI Swaps	1,000 bbl/d	Jan/18 – Dec/18	US$49.35/bbl	(4)
WTI Swaps	2,000 bbl/d	Apr/18 – Dec/18	US$48.43/bbl	(7)
WTI Swaps	1,000 bbl/d	Jul/18 – Mar/19	US$50.20/bbl	(3)
WTI Swaps	2,000 bbl/d	Jan/19 – Mar/19	$66.50/bbl	(1)
WTI Swaps	2,000 bbl/d	Jan/19 – Mar/19	US$49.93/bbl	(1)
WTI Swaps	4,000 bbl/d	Jan/19 – Jun/19	$68.58/bbl	(2)
WTI Swaps	1,000 bbl/d	Apr/19 – Jun/19	US$55.35/bbl	—
Foreign exchange forward contracts on revenue
FX Collar	US$24	2018	1.210 to 1.272 USD/CAD	—
FX Swap	US$24	2018	1.2768	1
FX Swap	US$24	2018	1.2500	—
FX Swap	US$24	2018	1.2568	—
FX Swap	US$24	2018	1.2803	1
FX Swap	US$12	2018	1.2840	—
Cross currency swaps
10-year initial term	£57	2018	2.0075 CAD/GBP, 6.95%	(18)
18-month offset	(£43)	2018	1.7049 CAD/GBP, 6.95%	—
10-year initial term	£5	2019	1.8051 CAD/GBP, 9.15%	—
10-year initial term	€10	2019	1.5870 CAD/EUR, 9.22%	—

Total				$(50)

Based on December 31, 2017 pricing, a $1.00 change in the price per barrel of liquids of WTI would have changed pre-tax unrealized risk management by $7 million and a $0.10 change in the price per mcf of natural gas would change pre-tax unrealized risk management by $1 million.

Subsequent to December 31, 2017, the Company entered into the following crude oil swaps and foreign exchange contracts on long-term debt:

Reference Price	Term	Price	Notional
WTI	Apr/19 – Jun/19	US$57.70/bbl	1,000 bbl/d
WTI	Jul/19 – Sep/19	US$57.00/bbl	1,000 bbl/d
USD/CAD	Jan/19 – May/19	1.2259	US$5
USD/CAD	Jan/19 – May/19	1.2319	US$5
USD/CAD	Jan/19 – May/19	1.2400	US$5

Components of Risk Management on Consolidated Statements of Loss

The components of risk management on the Consolidated Statements of Loss are as follows:

	Year ended December 31
	2017	2016
Realized
Settlement of commodity contracts/assignment	$23	$99
Monetization of commodity contracts	—	2
Settlement of foreign exchange contracts	8	3
Monetization of foreign exchange contracts	—	32

Total realized risk management gain	31	136
Unrealized
Commodity contracts	(7)	(72)
Electricity swaps	—	4
Crude oil assignment	—	(2)
Foreign exchange contracts	(6)	(43)
Cross-currency swaps	6	(34)

Total unrealized risk management loss	(7)	(147)

Risk management gain (loss)	$24	$(11)

Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities

The following table outlines estimated future obligations for non-derivative financial liabilities as at December 31, 2017:

	Senior secured notes	Accounts payable & accrued liabilities (1)	Share-based compensation accrual	Total
2018	$31	$148	$2	$181
2019	16	—	1	17
2020	34	—	—	34
2021	15	—	—	15
2022	7	—	—	7
Thereafter	$3	$—	$—	$3

(1)	Includes $1 million of accounts payable and accrued liabilities related to assets classified as held for sale.